Statements of Cash Flows (Q1) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Cash flows used in operating activities:
Net loss	$ (15,405)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	201
Sharebased compensation	858
Amortization of premium and discount on marketable securities, net	129
Impairment of long-lived assets	2,637
Changes in operating assets and liabilities:
Prepaid expenses and other current assets, and other assets	(709)
Prepaid research and development	30
Non-refundable sublicense and transition services payments received	506
Right of use assets and operating lease liabilities	(97)
Accounts payable	716
Accrued expenses and other current liabilities	(2,713)
Net cash provided by (used in) operating activities	(13,847)
Cash flows provided by (used in) investing activities:
Sales or maturities of marketable securities	39,046
Sales of property and equipment and other assets	585
Net cash provided by (used in) investing activities	39,631
Net increase (decrease) in cash and cash equivalents	25,784
Cash and cash equivalents at beginning	37,573
Cash and cash equivalents at end	63,357
Supplemental disclosure of noncash activities:
Unrealized gain (loss) on marketable securities	(8)
Deferred proceeds from equipment sale in other current assets	$ (585)